Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other current liabilities
Accrued payroll	$ 74.5	$ 71.5
Accrued interest	1.0	20.5
Estimated Litigation Liability, Current	16.3	17.8
Deferred revenue	10.6	8.6
Accrued employee benefits	24.2	13.0
Other	20.1	18.0
Total other current liabilities	$ 146.7	$ 149.4